Taxes Payable (Details) - Schedule of Taxes Payable - USD ($)	Dec. 31, 2023	Jun. 30, 2023
Schedule of Taxes Payable [Abstract]
Corporate income tax	$ 3,636,001	$ 3,495,646
Value-added tax (“VAT”)	641,095	828,488
Related surcharges on VAT payable	7,821	108
IIT	8,977	702
Other tax	33,691	2,238
Total taxes payable	$ 4,327,585	$ 4,327,182